Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2006 for

Park Avenue Life Millennium Series Variable Universal Life Insurance Policy

(VUL Millennium)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2006 for the Park Avenue Life Millennium Series Variable Universal Life Insurance Policy (the “Policy”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account N and marketed under the name “(VUL Millennium”.

Effective May 1, 2007, the following disclosures are added to the Prospectus:

1. The following chart of fund names, objectives and typical investments supersedes any charts contained in the May 1, 2006 prospectus or any subsequent supplement thereto:

Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
RS Core Equity VIP Series	Seeks long-term capital appreciation	Growth and value stocks	RS Investment Management Co. LLC (RS Investment Management) 388 Market Street San Francisco, CA 94111
RS S&P 500 Index VIP Series	Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”)	Common stocks of companies in the S&P 500 Index, which emphasizes large U.S. Companies	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, NY 10004
RS Asset Allocation VIP Series	Long-term total investment return consistent with moderate investment risk.	Primarily, U.S. common stocks and convertible securities, investment grade bonds and other debt obligations, and cash and money market instruments. The Series currently operates primarily as a “fund of funds” by investing in other series of RS Variable Products Trust. The Series also may invest in individual securities.
RS High Yield Bond Fund VIP Series	Seeks current income; capital appreciation is a secondary objective.	Primarily, securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations at the time of purchase or, if unrated, have been determined by the sub-adviser of the Series to be of comparable quality.
RS Low Duration Bond VIP Series	Seeks a high level of current income consistent with preservation of capital.	Investment grade securities, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies

PROSPECTUS	1

Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
RS Large Cap Value VIP Series	Seeks to maximize total return, consisting of capital appreciation and current income.	Primarily, equity securities of U.S. large-capitalization companies at the time of initial purchase.	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
RS Partners VIP Series	Seeks long-term growth.	Principally, equity securities of companies with market capitalizations up to $3 billion that the adviser believes to be undervalued.	RS Investment Management 388 Market Street San Francisco, CA 94111
RS Investment Quality Bond VIP Series	Seeks to secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Primarily, investment grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.	RS Investment Management (Adviser) 388 Market Street San Francisco, CA 94111 Guardian Investor Services LLC (Sub-Adviser) 7 Hanover Square New York, NY 10004
RS Money Market VIP Series (formerly the RS Cash Management VIP Series)	Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.	Primarily U.S. dollar-denominated, high-quality, short-term instruments.
RS International Growth VIP Series	Seeks long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Primarily long-term investments in businesses that the sub-sub-adviser believes are well-managed, quality businesses that enjoy sustainable, competitive advantages in their marketplace.

RS Investment Management
(Adviser)

388 Market Street

San Francisco, CA 94111

Guardian Baillie Gifford Limited
(Sub-Adviser)

Baillie Gifford Overseas Limited
(Sub-sub-adviser)

Calton Square, 1 Greenside Row

Edinburgh, EH1 3AN, Scotland

RS Emerging Markets VIP Series	Seeks long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income.	Primarily long-term investments in businesses that the sub-sub-adviser believes are well-managed, quality businesses that enjoy sustainable competitive advantages in their marketplace.
RS Small Cap Core Equity VIP Series	Seeks long-term capital appreciation	Principally equity securities of small-capitalization companies at the time of initial purchase.	RS Investment Management 388 Market Street San Francisco, CA 94111
Gabelli Capital Asset Fund	Growth of capital; current income is a secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC (Gabelli) One Corporate Center Rye, New York 10580-1422
AIM V.I. Capital Appreciation Fund (Series 1)	Growth of capital	Common stocks	A I M Advisors, Inc. (AIM) 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173
AIM V.I. Utilities Fund (Series I)	Capital growth and current income	Equity securities and equity-related instruments of companies engaged in the utilities-related industries
AIM V.I. Core Equity Fund (Series 1)	Growth of capital	Equity securities including convertible securities of established companies

2	PROSPECTUS

Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
AllianceBernstein Growth & income Portfolio (Class B)	Long-term growth of capital	Dividend paying common stocks of good quality	AllianceBernstein LP (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio (Class B)	Long-term growth of capital	Securities of companies that use technology extensively in the development of new or improved products or processes
AllianceBernstein Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities
Davis Financial Portfolio	Long-term growth of capital	Common stocks of financial companies	Davis Selected Advisers, LP (Davis) 2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
Davis Real Estate Portfolio	Total return through a combination of growth and income	Securities issued by companies that are “principally engaged” in real estate
Davis Value Portfolio	Long-term growth of capital	U.S. common stocks of companies with at least $10 billion market capitalization
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued	Fidelity Management & Research Company (Fidelity) 82 Devonshire Street Boston, MA 02109
Fidelity VIP Equity-Income Portfolio (Service Class 2)	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	Capital growth	U.S. and foreign common stocks
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Janus Aspen Forty Portfolio (Institutional Shares)	Long-term growth of capital	Pursues its objective by investing primarily in a core group of 20 to 40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger well-established companies to small emerging growth companies. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4928
Janus Aspen Large Cap Growth Portfolio (Institutional Shares)	Long term growth of capital in a manner consistent with preservation of capital	Invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies (those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase.). Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

PROSPECTUS	3

Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	Long-term growth of capital	Invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies (those whose market capitalization falls within the range of companies in the 12 month average of the capitalization range of the Russell Midcap Growth Index, at the time of purchase. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4928
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	Long term growth of capital in a manner consistent with preservation of capital	Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.
MFS Emerging Growth Series (Initial Class)	Capital appreciation	Common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts for those securities of emerging growth companies of any size	MFS Investment Management (MFS) 500 Boylston Street Boston, MA 02116
MFS Investors Trust Series (Initial Class)	Capital appreciation	Common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts issued by U.S. and foreign companies
MFS New Discovery Series (Initial Class)	Capital appreciation	Equity securities of companies that offer superior prospects for growth, both U.S. and foreign
MFS Research Series (Initial Class)	Capital appreciation	Equity securities of companies both U.S. and foreign believed to possess favorable prospects for long-term growth
MFS Total Return Series (Initial Class)	Total return	Broad list of securities, including a combination of equity and fixed-income, both U.S. and foreign
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System	Value Line, Inc. (Value Line) 220 East 42nd Street New York, NY 10017
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System, bonds and money market instruments

4	PROSPECTUS

Some investment advisers (or their affiliates) may pay GIAC or GIS compensation for administration, distribution or other services provided with respect to the funds and their availability through the Policy. Currently, these advisers include MFS, AIM, Fidelity, Davis, Gabelli, AllianceBernstein, Janus, and Value Line. The amount of this compensation currently ranges from .15% to .45% of the assets of the fund attributable to the Policies issued by GIAC. GIAC or GIS may also receive 12b-1 fees from a fund. Currently, GIAC or GIS receives 12b-1 fees ranging from .08% to .40% of the assets of the fund attributable to the Policies issues by GIAC from funds sponsored by Fidelity and Value Line.

These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets. Policyowners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the policies, and, in our role as an intermediary, the funds. We may profit from these payments.

The funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS funds because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the policies.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulator actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your policy resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund and we do not provide investment advice.

All of the Funds are also available to other separate accounts supporting certain GIAC variable life insurance policies and variable annuity contracts. It is possible that certain conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts. In the event of a conflict, GIAC may take action to protect policyowners (See the prospectuses for the Funds for more information about potential conflicts of interest).

A more detailed description of the investment objectives policies, charges, risks and expenses of the Funds may be found in the prospectuses for the Funds. You should read these prospectuses carefully and keep them for future reference.

The funds mentioned above may not be available in all states. Please contact your registered representative for more information.

PROSPECTUS	5

2. The following disclosure is added to the Section entitled “Premiums”:

GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not acceptable under these rules will be deemed to be not in Good Order, will not be credited to the policy, and will be handled in accordance with our administrative procedures then in effect. These procedures may include returning premium payment to you or contacting you for further information.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen. We reserve the right to refrain from allocating contributions to your selected investment options until we are notified by your bank that your check has cleared.

3. The following disclosure is added to the section entitled “Frequent Transfers among the Variable Investment Options:”

INFORMATION SHARING

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies applicable to that fund.

4. The following disclosure is added to the section entitled “Other Information.”

CERTAIN RESTRICTIONS ON PAYMENTS UNDER THE POLICY

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policyowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits. If a policy were frozen, the policy account value would be moved to a special segregated account and held there until we received instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments

All other provisions of the prospectus, as supplemented, shall remain unchanged.

This Supplement should be retained with the Prospectus for future reference

6	PROSPECTUS